Shareholders' contributions (Tables)	12 Months Ended
Dec. 31, 2020
Statement of changes in equity [abstract]
Schedule of Share Capital

	Number of shares	Share capital and share premium
At January 1, 2018	122,382	1,092,507
Employee share options exercised (Note 24) (1)	—	—
Restricted shares and units vested (Note 24)	—	4,775
Purchase of own shares	—	(13,206)
At December 31,2018	122,382	1,084,076
Restricted shares and units vested (Note 24)	—	4,455
Purchase of own shares	—	(3,219)
At December 31,2019	122,382	1,085,312
Restricted shares units vested (Note 24)	—	4,182
Purchase of own shares	—	(3,106)
At December 31,2020	122,382	1,086,388

(1)Treasury shares were used to settle these options and units.